Offerings	May 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.711% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030
Amount Registered | shares	2,250,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 310,725.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,250,000,000 aggregate principal amount of 4.711% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030 and $2,250,000,000 aggregate principal amount of 5.208% Fixed Rate/Floating Rate Senior Unsecured Notes due 2034.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.208% Fixed Rate/Floating Rate Senior Unsecured Notes due 2034
Amount Registered | shares	2,250,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 310,725.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,250,000,000 aggregate principal amount of 4.711% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030 and $2,250,000,000 aggregate principal amount of 5.208% Fixed Rate/Floating Rate Senior Unsecured Notes due 2034.